Invested and working capital, Plant and Equipment (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Plant and equipment [Abstract]
Total plant and equipment	$ 0	$ 3
Reconciliation of the movement [Abstract]
Opening balance	3	9
Additions	4	6
Depreciation expense	(7)	(12)
Closing balance	$ 0	3
Bottom of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	1 year
Top of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	4 years
At Cost [Member]
Plant and equipment [Abstract]
Total plant and equipment	$ 89	84
Reconciliation of the movement [Abstract]
Opening balance	84
Closing balance	89	84
Accumulated Depreciation [Member]
Plant and equipment [Abstract]
Total plant and equipment	(89)	(81)
Reconciliation of the movement [Abstract]
Opening balance	(81)
Closing balance	$ (89)	$ (81)